Nov. 27, 2015
BLACKROCK FUNDSSM

BlackRock Emerging Markets Long/Short Equity Fund

(the “Fund”)

Supplement dated May 6, 2016 to the Fund’s

Summary Prospectus and Prospectus, each dated November 27, 2015

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus (as applicable):

The fourth paragraph in the sections entitled “Key Facts About BlackRock Emerging Markets Long/Short Equity Fund—Principal Investment Strategies of the Fund” in the Fund’s Summary Prospectus and Prospectus and “Details About the Fund—How the Fund Invests—Principal Investment Strategies” in the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Equity instruments consist of:

■	Derivative securities or instruments such as options, futures, contracts for difference, forward contracts and swaps (including index swaps, interest rate swaps and total return swaps), the value of which is based on a common stock or group of common stocks. A contract for difference offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund may utilize derivative instruments as a significant part of its strategy.

■	Common stock

■	Depositary receipts

The sections entitled “Key Facts About BlackRock Emerging Markets Long/Short Equity Fund—Principal Risks of Investing in the Fund—Derivatives Risk—Risks Specific to Certain Derivatives Used by the Fund” in the Fund’s Summary Prospectus and Prospectus and “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund—Derivatives Risk—Risks Specific to Certain Derivatives Used by the Fund” in the Fund’s Prospectus are amended to add the following:

Indexed Securities — Indexed securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.